SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	$ 12,054	$ 12,494
Australia
Disclosure of geographical areas [line items]
Non-current assets	5,093	5,419
United States of America
Disclosure of geographical areas [line items]
Non-current assets	3,102	3,276
Brazil
Disclosure of geographical areas [line items]
Non-current assets	2,706	2,662
Europe
Disclosure of geographical areas [line items]
Non-current assets	495	520
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	539	480
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 119	$ 137